Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Balane sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Current assets	$ 181,627	$ 497,571	$ 500,806
Total assets	185,729,816	183,775,510	350,491,959
LIABILITIES
Current liabilities	1,895,168	1,518,931	151,036
Total liabilities	12,952,800	12,019,386	15,511,370
One Energy Enterprises Inc [Member]
ASSETS
Current assets	7,094,355	5,472,055	2,689,537
Net property, plant, and equipment	65,204,784	66,953,240	57,984,677
Other assets	3,303,411	2,998,903	7,453,413
Total assets	76,396,297	75,785,268	68,277,956
LIABILITIES
Current liabilities	27,200,013	21,768,039	11,850,477
Total liabilities	$ 44,398,158	37,381,094	51,299,523
Variable Interest Entity, Primary Beneficiary [Member] | One Energy Enterprises Inc [Member]
ASSETS
Current assets		756,558	731,171
Net property, plant, and equipment		44,532,482	42,401,333
Other assets		479,139	1,353,065
Total assets		45,768,179	44,485,569
LIABILITIES
Current liabilities		360,163	1,024,513
Long-term liabilities		619,803	924,567
Total liabilities		$ 979,966	$ 1,949,080